Year 2000

The services provided to the Trust by the Owner Trustee, the Bond Trustee and the Servicer, as well as the ability of the colleges and universities to repay their loans owned by the Trust, depend on the smooth functioning of their computer systems and those of their outside service providers. Computer software systems in use today may not be able to distinguish the Year 2000 from the Year 1900 because of the way dates are encoded and calculated.

The failure of any computer system used by key service providers to the Trust to properly distinguish the Year 2000 could impact the ability of the Trust to receive and process loan payments, receive or remit funds or invest its funds, among other services which it obtains from its service providers. The failure of any computer system used by significant borrowers could impact their ability to make loans payments in accordance with the terms of their loan documents. The Trust cannot control the Year 2000 compliance programs of its key service providers or significant borrowers.

The Trust will continue to evaluate the reports received periodically from its key service providers to monitor any compliance issues. In the event the Trust receives information that indicates there is a material potential for not receiving compliant services from these providers, the Trust intends to develop appropriate contingency plans. At this time there can be no assurance that there will be no adverse impact on the Trust. The obligation to make any necessary adaptations to their computer systems is the responsibility of the service provider that maintains the system. The Trust does not expect to incur any material expense in that regard.

The Trust will continue to evaluate the reports received periodically from various significant borrowers. The Trust has received no information from any significant borrowers of any prospective inability to make the loan payments due the Trust on account of Year 2000 compliance issues. The Trust can give no assurances that the ability of the colleges and universities to repay the loans owned by the Trust will not be affected by Year 2000 issues. In the event loan payments are not received in a timely manner, payment to certificateholders and/or bondholders may be impaired

                                                 College and University
                                                Facility Loan Trust One



                    ============================================================

                                                   Financial Statements
                                                      November 30, 1999

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To State Street Bank and Trust Company, Owner Trustee of
College and University Facility Loan Trust One:

We have audited the accompanying balance sheet of College and University Facility Loan Trust One (a Massachusetts business trust), including the schedule of investments, as of November 30, 1999, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected financial highlights for each of the periods presented. These financial statements and the selected financial highlights are the responsibility of the Owner Trustee. Our responsibility is to express an opinion on these financial statements and the selected financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected financial highlights. Our procedures included confirmation of the Loans and Investments as of November 30, 1999 by correspondence with GMAC Commercial Mortgage Corporation and Federal National Mortgage Association, respectively. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected financial highlights referred to above present fairly, in all material respects, the financial position of College and University Facility Loan Trust One as of November 30, 1999, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected financial highlights for the periods presented, in conformity with generally accepted accounting principles.


                                                       /s/ Arthur Andersen, LLP

Boston, Massachusetts
January 5, 2000

                                                          College and University
                                                         Facility Loan Trust One

                                                                   Balance Sheet

================================================================================

November 30,                                                                               1999
==================================================================================================

Assets

Investments, at amortized cost, net of allowance for loan losses
  of $1,125,000 (Notes 1, 2, 6, 7 and 8, and Schedule of Investments)              $ 68,330,763
Cash                                                                                     70,320
Interest receivable                                                                     935,682
Deferred bond issuance costs (Note 2)                                                   687,046
--------------------------------------------------------------------------------------------------

     Total assets                                                                    70,023,811
==================================================================================================


Liabilities

Bonds payable (Notes 3 and 8)                                                        54,511,505
Interest payable (Note 3)                                                             2,845,847
Accrued expenses and other liabilities                                                  151,205
Payable for redemption of Class A Preferred certificates (Note 5)                       916,811
Class A dividends payable (Note 5)                                                       82,449
--------------------------------------------------------------------------------------------------

     Total liabilities                                                               58,507,817
--------------------------------------------------------------------------------------------------

Net Assets

Class A Preferred certificates, par value $1 - authorized and outstanding -
  327,709 certificates (preference as to annual dividends of 13.25%,
  mandatory redemption and liquidation at par value) (Note 5)                           327,709
--------------------------------------------------------------------------------------------------

Class B certificates, par value $1 - authorized, issued
  and outstanding - 1,001,643 certificates (Note 5)                                   1,001,643
Distributions in excess of tax earnings (Note 2)                                     (1,207,449)
Paid-in capital (Note 2)                                                             11,394,091
--------------------------------------------------------------------------------------------------

     Total net assets applicable to Class B certificateholders                       11,188,285
--------------------------------------------------------------------------------------------------

     Total net assets                                                              $ 11,515,994
==================================================================================================

     Net asset value per Class B certificate
       (based on 1,001,643 certificates outstanding)                               $      11.17
==================================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                                         Statement of Operations

================================================================================


Year ended November 30,                                                                    1999
==================================================================================================

Investment income:
   Interest income (Note 2)                                                        $  7,574,726
--------------------------------------------------------------------------------------------------

Expenses:
   Interest expense (Notes 2 and 3)                                                   5,971,745
   Servicer fees (Note 4)                                                                63,827
   Trustee fees (Note 4)                                                                 43,880
   Other trust and bond administration expenses                                         276,673
--------------------------------------------------------------------------------------------------

     Total expenses                                                                   6,356,125
--------------------------------------------------------------------------------------------------

     Net investment income                                                            1,218,601
--------------------------------------------------------------------------------------------------

     Net increase in net assets resulting from operations                             1,218,601

Dividends to Class A Preferred certificateholders                                      (196,840)
--------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                                $  1,021,761
==================================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                                         Statement of Cash Flows

================================================================================


Year ended November 30,                                                                    1999
==================================================================================================

Cash flows from operating activities:
   Interest received                                                               $  3,642,253
   Interest paid                                                                     (6,200,913)
   Operating expenses paid                                                             (390,577)
--------------------------------------------------------------------------------------------------

     Net cash used for operating activities                                          (2,949,237)
--------------------------------------------------------------------------------------------------

Cash flows from investing activities:
   Net decrease in funds held under investment agreements                               591,538
   Principal payments on Loans                                                       10,725,150
--------------------------------------------------------------------------------------------------

     Net cash provided by investing activities                                       11,316,688
--------------------------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                                     (6,829,349)
   Redemption of Class A Preferred certificates                                      (1,267,001)
   Dividends to Class A Preferred certificates                                         (280,779)
--------------------------------------------------------------------------------------------------

     Net cash used for financing activities                                          (8,377,129)
--------------------------------------------------------------------------------------------------

Net decrease in cash                                                                     (9,678)

Cash, beginning of year                                                                  79,998
--------------------------------------------------------------------------------------------------

Cash, end of year                                                                  $     70,320
==================================================================================================

Reconciliation of net increase in net assets resulting from
  operations to net cash used for operating activities:
   Net increase in net assets resulting from operations                            $  1,218,601
   Decrease in interest receivable                                                       76,600
   Decrease in accrued expenses and other liabilities                                    (6,198)
   Decrease in Bond interest payable                                                   (348,296)
   Amortization of deferred Bond issuance costs                                         119,129
   Amortization of purchase discount on Loans                                        (4,009,073)
--------------------------------------------------------------------------------------------------

       Net cash used for operating activities                                      $ (2,949,237)
==================================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                             Statements of Changes in Net Assets
                                                                    (Note 2 (f))

================================================================================

Years ended November 30,                                                             1999             1998
=============================================================================================================

From operations:
   Net investment income                                                     $  1,218,601     $  1,152,132
   Provision for loan losses                                                           --         (200,000)

Dividends to certificateholders (Notes 2 and 5):
   Class A Preferred certificateholders ($.1325 per certificate annually):
     From net investment income                                                   (51,574)         (42,568)
     As tax return of capital                                                    (145,266)        (296,137)
-------------------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                             1,021,761          613,427
-------------------------------------------------------------------------------------------------------------

Capital certificate transactions (Note 5):
   Redemptions of Class A Preferred certificates, 1,398,953
     and 1,236,516 certificates in 1999 and 1998, respectively                 (1,398,953)      (1,236,516)
-------------------------------------------------------------------------------------------------------------

     Net decrease in net assets resulting from capital
       certificate transactions                                                (1,398,953)      (1,236,516)
-------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                                       (377,192)        (623,089)

Net assets:
   Beginning of year                                                           11,893,186       12,516,275
-------------------------------------------------------------------------------------------------------------

   End of year                                                               $ 11,515,994     $ 11,893,186
=============================================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                          Selected Financial Highlights for Each
                                                 Class B Certificate Outstanding
                                                  Throughout the Years Indicated
                                                                 (Notes 1 and 5)

================================================================================

Years ended November 30,                       1999              1998           1997           1996            1995
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year           $10.15            $ 9.54          $9.08          $7.27           $6.61
-------------------------------------------------------------------------------------------------------------------------

Net investment income                          1.21              1.15           1.20           2.69            1.77

Provision for loan losses                        --              (.20)          (.20)          (.20)           (.40)

Dividends to Class A Preferred
  certificateholders:
   From net investment income                  (.05)             (.04)          (.15)          (.17)           (.64)
   As tax return of capital                    (.14)             (.30)          (.39)          (.51)           (.07)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                 $11.17            $10.15          $9.54          $9.08           $7.27
=========================================================================================================================

Total investment return (a)                     N/A               N/A            N/A            N/A             N/A

Net assets applicable to Class A
  Preferred certificates,
  end of year                           $   327,709       $ 1,726,662     $2,963,176     $4,267,199      $5,376,365

Net assets applicable to Class B
  certificates, end of year              11,188,285        10,166,524      9,553,099      9,099,485       7,281,153
=========================================================================================================================

Ratios and Supplemental Data:

   Ratio of operating expenses to average
     net assets applicable to
     Class B certificates                     59.53%(b)         71.95%(b)      83.43%(b)     103.94%(b)      133.48%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B certificates                  11.41%            11.69%         12.83%         32.93%          25.57%

   Number of Class B certificates
     outstanding, end of year             1,001,643         1,001,643      1,001,643      1,001,643       1,001,643

(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 3.60%, 2.73%, 2.40%, 4.48% and 5.42% in 1999, 1998, 1997, 1996 and 1995, respectively.

The  accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


================================================================================

1.   Organization        College and University Facility Loan Trust One (the
     and Business        Trust) was formed on September 17, 1987 as a business
                         trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by State Street
                         Bank and Trust Company, formerly the Bank of Boston
                         (the Owner Trustee) not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                         The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education
                         (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note
                         2) as specified in the Indenture.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


================================================================================

1.   Organization        All payments on the Loans and earnings under the
     and Business        investment agreements and any required transfers from
     (Continued)         the Expense, Reserve and Liquidity Funds are deposited
                         to the credit of the Revenue Fund held by the Bond
                         Trustee as defined within, and in accordance with, the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity Fund
                         Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the certificateholders in the order of priority discussed in Note 5.

                         On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.   Summary of          (a) College and University Facility Loans
     Significant
     Accounting          The Loans were purchased and recorded at a discount
     Policies            below par. Pursuant to a "no-action letter" that the
                         Trust received from the Securities and Exchange
                         Commission, the Loans (included in investments in the accompanying balance sheet) are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. The remaining balance of the purchase discount on the Loans as of November 30, 1999 was approximately $31,265,000. As a result of prepayments of Loans in the year ended November 30, 1999, additional interest income of approximately
                         $182,000 was recognized.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


================================================================================

2.   Summary of          (a) College and University Facility Loans (Continued)
     Significant
     Accounting          The Trust's policy is to discontinue the accrual of
     Policies            interest on Loans for which payment of principal or
     (Continued)         interest is 180 days or more past due or for other such
                         Loans if management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is recorded when received. Payments are applied to interest first, with the balance, if any, applied to principal. At November 30, 1999, one Loan had been placed on nonaccrual status, as discussed in Note 6.

                         (b) Other Investments

                         Other investments, which are included in Investments in the accompanying balance sheet, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

                         (c) Federal Income Taxes

                         It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                         For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


================================================================================

2.   Summary of          (d) Deferred Bond Issuance Costs
     Significant
     Accounting          Deferred Bond issuance costs are being amortized using
     Policies            the effective interest-rate method, assuming that all
     (Continued)         mandatory semiannual payments will be made on the term
                         bonds as discussed in Note 3.

                         (e) Accounting for Impairment of a Loan and Allowance for Loan Losses

                         The Trust accounts for credit losses in accordance with Statement of Financial Accounting Standards (SFAS) No. 114, "Accounting by Creditors for Impairment of a Loan," as amended by SFAS No. 118 (hereafter collectively referred to as SFAS 114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

                         Management is responsible for establishing an allowance for loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

                         The allowance for loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay and the estimated fair values of collateral.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


================================================================================

2.   Summary of          (e) Accounting for Impairment of a Loan and Allowance
     Significant         for Loan Losses (Continued)
     Accounting
     Policies            The factors discussed above are inherently difficult to
     (Continued)         predict. Accordingly, the final outcome of these
                         estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

                         (f) Presentation of Capital Distributions

                         Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.

                         In accordance with SOP 93-2, the Trust reclassifies certain amounts from undistributed net investment income to paid in capital. The cumulative effect of such reclassifications was $1,207,449 as of November 30, 1999 and is reported in net assets as a Distribution in Excess of Tax Earnings in the accompanying balance sheet. This reclassification has no impact on the net investment income or net assets of the Trust.

                         The reclassification primarily results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve and dividends payable are not currently deductible for tax purposes and are classified as an accumulated deficit.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


================================================================================

2.   Summary of          (g) Use of Estimates
     Significant
     Accounting          The preparation of financial statements in conformity
     Policies            with generally accepted accounting principles requires
     (Continued)         management to make estimates and assumptions that
                         affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   Bonds               The Bonds outstanding at November 30, 1999 consist of
                         the following:

                                                                       Principal
                                 Interest       Stated                   Amount
                         Type      Rate         Maturity                 (000s)
                         =======================================================

                         Term     10.20%      June 1, 2002              $16,935
                         Term     10.55       December 1, 2014           37,577
                         -------------------------------------------------------

                                                                        $54,512
                         =======================================================

                         The Bonds maturing on June 1, 2002 are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments and commencing December 1, 2002, the Bonds maturing on December 1, 2014 will also be redeemed on a pro rata basis. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date.

                         Interest on the Bonds is payable semiannually. On December 1, 1999, the Trust made the mandatory redemption of $3,527,788 on the Bonds maturing on June 1, 2002.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


================================================================================

3.   Bonds               The aggregate scheduled maturities of the Bonds,
     (Continued)         including the scheduled mandatory redemptions at
                         November 30, 1999, are as follows:

                                                                          Amount
                         Fiscal Year                                     (000's)
                         =======================================================

                         2000                                            $ 6,168
                         2001                                              5,570
                         2002                                              5,197
                         2003                                              4,447
                         2004                                              4,397
                         Thereafter                                       28,733
                         -------------------------------------------------------

                         Total                                           $54,512
                         =======================================================

                         The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                         In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                         As required by the Indenture, the scheduled future cash flows for Loans in Default are excluded from the calculation of the Reserve Fund requirement. The impact of excluding Loans in Default from the calculation increases the Reserve Fund requirement. The cash flows from the December 1, 1999 Bond Payment were sufficient to satisfy the maximum reserve fund requirement of $7,486,005.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


================================================================================

4.   Administrative      (a) Servicer
     Agreements
                         As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage
                         Corporation (GMAC) receives a collection fee. This fee is earned on each date of payment for each Loan and is equal to .055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. For the year ended November 30, 1999, this fee totaled $63,827, which includes other related expenses of $10,863.

                         (b) Trustees

                         As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                         o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $11,950 and $10,755, respectively, for the year ended November 30, 1999. In addition, the Owner Trustee incurred $2,448 for out-of-pocket expenses.

                         o The Bond Trustee is entitled to an annual fee equal to .025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the year ended November 30, 1999, the fees amounted to $14,734. In addition, the Bond Trustee incurred $3,993 for out-of-pocket expenses.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


================================================================================

5.   Certificates        The certificates comprise two classes, namely 13.25%
                         Class A Preferred and Class B. The Class A Preferred certificates have preference over the Class B certificates with respect to the payment of dividends, rights of redemption and liquidation payments.
                         Dividends on the Class A Preferred certificates are payable in cash on each Distribution Date (defined below) at the rate of 13.25% per annum from amounts received by the Owner Trustee pursuant to the Declaration of Trust. To the extent that such amounts are not sufficient to pay accrued dividends on any Class A Preferred certificates on any Distribution
                         Date, such dividends will be paid in additional certificates of the Class A Preferred certificates. The
                         Class A Preferred certificates are required to be redeemed by the Trust, in whole or in part, on any Distribution Date to the extent of the amount on deposit to the credit of the Revenue Fund, as discussed in Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A
                         Preferred certificates have been redeemed. Following the redemption in full of the Class A Preferred certificates, on each Distribution Date, the holders of the Class B certificates will receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates.

                         Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month.

                         On December 2, 1999, the Trust paid $999,260 to the holders of Class A Preferred certificates, of which $82,449 was for payment of dividends and $916,811 was a redemption of Class A Preferred certificates. These payments are reflected as liabilities in the accompanying balance sheet.

                         The certificateholders shall each be entitled to one vote per certificate.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


================================================================================

6.   Allowance for       An analysis of the allowance for loan losses for the
     Loan Losses         twelve months ended November 30, 1999 is summarized as
                         follows:

                         Balance, beginning of period                $1,125,000
                         Provision                                           --
                         Charge-offs                                         --
                         -------------------------------------------------------

                         Balance, end of period                      $1,125,000
                         =======================================================

                         At November 30, 1999, the recorded investment in loans that are considered to be impaired under SFAS 114 was approximately $804,000 with a related allowance for loan losses of $563,000.

                         The average recorded investment in impaired loans during the year ended November 30, 1999 was approximately $900,000. For the year ended November 30, 1999, no interest income was recognized on impaired loans.

                         The amortized cost of the loans placed on nonaccrual status is approximately $804,000 at November 30, 1999. See Note 2 (e), "Accounting for Impairment of a Loan and Allowance for Loan Losses," for a discussion of the Trust's impaired loan accounting policy.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


================================================================================

7.   Loans               Scheduled principal and interest payments on the Loans
                         as of November 30, 1999, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                             Principal     Interest
                                             Payments      Payments       Total
                         Fiscal year          (000s)        (000s)        (000s)
                         =======================================================

                         2000                $ 8,573       $ 2,466       $11,039
                         2001                  8,030         2,180        10,210
                         2002                  7,230         1,924         9,154
                         2003                  6,431         1,700         8,131
                         2004                  6,060         1,497         7,557
                         Thereafter           43,896         7,962        51,858
                         -------------------------------------------------------

                         Total               $80,220       $17,729       $97,949
                         =======================================================

                         Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

                         As of November 30, 1999, there was one Loan in Default, with an unpaid principal balance of approximately $2,871,000.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


================================================================================

7.   Loans               The following analysis summarizes the stratification of
     (Continued)         the loan portfolio by type of collateral and
                         institution as of November 30, 1999:

                                                             Amortized
                                                  Number        Cost
                         Type of Collateral      of Loans      (000s)        %
                         =======================================================

                         Loans secured by a
                           first mortgage           112        $25,114     48.5%

                         Loans not secured by
                           a first mortgage          67         26,712     51.5
                         -------------------------------------------------------
                         Total Loans                179        $51,826    100.0%
                         =======================================================

                                                             Amortized
                                                  Number       Cost
                         Type of Institution     of Loans     (000s)         %
                         =======================================================

                         Private                    114        $24,616     47.5%

                         Public                      65         27,210     52.5
                         -------------------------------------------------------

                         Total Loans                179        $51,826    100.0%
                         =======================================================

                         The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities; and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


================================================================================

7.   Loans               The collateral for Loans that are secured by a mortgage
     (Continued)         on real estate generally consists of special purpose
                         facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

                         A number of borrowers are currently experiencing adverse changes in their financial condition due to declining enrollment, increasing costs and a decline in endowments, grants, private gifts, and State and Federal funding. Many of these potentially troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

                         Due to the special purpose nature of the borrowers' properties, the ability of such troubled borrowers to repay their loans may ultimately be dependent on the future success of the institutions' programs.

8.   Fair Value          SFAS No. 107, "Disclosures about Fair Value of
     of Financial        Financial Instruments," allows for the use of a wide
     Instruments         range of valuation techniques; therefore, it may be
                         difficult to compare the Trust's fair value information to public market information or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying
                         "market" value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements


================================================================================

8.   Fair Value          Current market prices are not available for most of the
     of Financial        Trust's financial instruments since an active market
     Instruments         generally does not exist for such instruments. In
     (Continued)         accordance with the terms of the Indenture, the Trust
                         is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds.
                         Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

                         The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying balance sheet as of November 30, 1999 are as follows:

                                                     Book Value       Fair Value
                                                       (000s)           (000s)
                         =======================================================

                         Loans                         $50,701*       $64,590

                         Investment Agreements:
                            Revenue Fund                15,030         16,821
                            Liquidity Fund               2,600          3,355
                         -------------------------------------------------------

                                                       $68,331        $84,766
                         =======================================================

                         Bonds                         $54,512        $64,173
                         =======================================================

                         *Net of Allowance for Loan Losses of $1,125,000.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1999

                          (Dollar Amounts in Thousands)


Outstanding                                                           Stated                           Internal        Amortized
 Principal                                                           Interest       Maturity           Rate of        Cost (Notes
  Balance                         Description                         Rate %          Date             Return %         1 and 2)
-----------   -------------------------------------------          -----------     ----------          --------       -----------
              COLLEGE AND UNIVERSITY LOANS (74.2%)
              ---------- A ---------
  $1,290      Albion College                                           3.00        10/01/2015           12.51             $685
      65      Albright College                                         3.50        05/01/2001           11.70               61
     332      Alfred University                                        3.00        11/01/2007           12.41              229
      39      Allegheny College                                        3.50        07/01/2001           12.83               34
     495      Alma College                                             3.00        04/01/2010           11.87              327
     210      Alverno College                                          3.375       10/01/2003           12.52              169
     250      Anderson College                                         3.00        03/01/2010           13.02              157
     769      Appalachian State University                          3.00-3.625     07/01/2004           11.80              603
     282      Arizona State University                                 3.50        10/01/2003           11.72              235
     204      Atlantic Union College                                   3.00        05/01/2023           12.68               89
   1,350      Augsburg College                                         3.00        04/01/2016           12.95              702
     778      Azusa Pacific University                                 3.00        04/01/2017           12.96              394
              ---------- B ---------
     630      Baptist College at Charleston                            3.00        03/01/2014           12.96              348
      74      Benedict College                                         3.00        11/01/2006           12.42               53
       8      Bethune-Cookman College                                  3.00        10/01/2000           12.71                7
     238      Birmingham-Southern College                              3.00        10/01/2006           12.48              175
     408      Birmingham-Southern College                              3.00        10/01/2010           12.47              254
     112      Black Hills State College                                3.00        10/01/2005           11.76               86
      90      Black Hills State College                                3.00        10/01/2007           11.77               64
     877      Boston University                                        3.00        12/31/2022           11.87              408
     182      Bryan College                                            3.00        02/01/2010           12.68              115
      26      Buena Vista College                                      3.625       02/01/2001           13.45               24
     179      Buena Vista College                                      3.00        11/01/2009           12.41              116
              ---------- C ---------
   1,990      California State University                              3.00        11/01/2012           10.57            1,276
     587      Carnegie - Mellon University                             3.00        11/01/2017           10.45              340
   1,905      Case Western Reserve University                          3.00        04/01/2016           10.54            1,139
      42      Central Missouri State                                   3.125       07/01/2000           11.83               38
     136      Central Missouri State                                   3.50        07/01/2001           11.80              119
     514      Central Washington University                            3.75        10/01/2004           11.03              424
      27      Chaminade College of Honolulu                            3.50        10/01/2002           12.55               23
     260      Chaminade College of Honolulu                            3.00        10/01/2011           12.47              157
      82      Champlain College                                        3.00        10/01/2010           12.66               52
     161      Claflin College                                          3.00        11/01/2002           12.57              136
     985      College of Charleston                                    3.00        07/01/2016           12.02              534
     575      College of St. Thomas                                    3.00        04/01/2017           12.95              291
     457      College of the Virgin Islands                            3.00        10/01/2004           11.83              357
     172      Colorado State University                                3.50        04/01/2001           12.17              157

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1999

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                           Stated                           Internal        Amortized
 Principal                                                           Interest       Maturity           Rate of        Cost (Notes
  Balance                         Description                         Rate %          Date             Return %         1 and 2)
-----------   -------------------------------------------          -----------     ----------          --------       -----------
    $920      Colorado State University                                3.625       04/01/2005           11.98             $733
     379      Community College of Rhode Island                        3.00        04/01/2018           12.10              196
     675      Concordia College                                        3.00        05/01/2011           12.64              417
     333      Curry College                                            3.00        04/01/2010           12.74              212
              ---------- D ---------
      18      Dana College                                             3.50        04/01/2001           13.39               16
     325      Daniel Webster College                                   3.00        04/01/2019           12.99              155
     369      Dean Junior College                                      3.00        04/01/2016           12.96              199
      28      Dillard University                                       3.375       04/01/2002           13.41               25
      21      Dillard University                                       3.00        11/01/2000           12.68               19
   1,110      Drake University                                         3.00        10/01/2012           12.71              651
      20      Drexel University                                        3.75        05/01/2000           11.72               19
              ---------- E ---------
     306      Eckerd College                                           3.50        07/01/2003           12.53              246
      46      Eckerd College                                           3.75        03/01/2005           13.04               36
      73      Emory University                                         3.375       07/01/2002           12.59               62
     215      Emory University                                         3.375       03/01/2003           13.25              178
     400      Emporia State University                                 3.00        04/01/2009           12.33              269
              ---------- F ---------
     209      Fairleigh Dickinson University                           3.50        11/01/2003           11.66              173
     112      Fairleigh Dickinson University                           3.00        11/01/2020           12.09               55
      20      Findlay College                                          3.375       07/01/2002           12.56               17
     300      Florida Atlantic University                              3.00        07/01/2006           11.85              217
      60      Florida Institute of Technology                          3.00        02/01/2006           13.17               44
     140      Foothill College                                         3.00        10/01/2006           11.76              103
     164      Fort Hays State University                               3.375       10/01/2002           11.74              140
              ---------- G ---------
     739      Gordon College                                           3.50        04/01/2013           12.84              437
     995      Grambling State University                            3.00-3.75      10/01/2005           11.70              762
              ---------- H ---------
     113      Hampshire College                                        3.00        11/01/2006           12.43               81
     680      Harcum Junior College                                    3.00        11/01/2015           12.44              364
     410      Haverford College                                        3.625       11/01/2013           12.29              245
      27      High Point College                                       3.375       12/01/2002           11.63               22
     140      High Point College                                       3.00        12/01/2007           11.72               93
              ---------- I ---------
     285      Indiana University                                       3.50        04/01/2000           11.56              273
     114      Inter American University of San Juan                 2.75-3.00      12/01/2001           11.63               99
     925      Iowa State University of Ames                            3.00        07/01/2007           10.63              673
              ---------- J ---------

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1999

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                           Stated                           Internal        Amortized
 Principal                                                           Interest       Maturity           Rate of        Cost (Notes
  Balance                         Description                         Rate %          Date             Return %         1 and 2)
-----------   -------------------------------------------          -----------     ----------          --------       -----------
    $380      Jackson State University                                 3.00        01/01/2007           12.50             $271
      42      Jarvis Christian College                                 3.50        04/01/2001           13.41               38
     545      Jarvis Christian College                                 3.00        04/01/2019           12.96              262
              ---------- K ---------
       3      Kansas Newman College                                    3.125       04/01/2000           13.71                3
     134      Kansas Newman College                                    3.00        04/01/2006           13.10               97
     200      Kansas State University                                  3.375       04/01/2002           11.79              177
      36      Kansas State University                                  3.50        04/01/2000           11.52               34
      18      Kent State University                                    2.875       12/01/1999           10.01               17
   1,260      Kent State University                                    3.00        12/01/2008           10.55              902
      41      Kirksville College of Kirksville, Missouri               3.125       12/01/2000           11.63               38
     155      Knox College                                             3.00        05/01/2007           12.72              110
              ---------- L ---------
     229      Laredo Junior College                                    3.00        08/01/2009           11.82              150
      88      Lawrence University                                      3.375       04/01/2002           13.34               76
     585      Long Island University                                   3.00        06/01/2016           12.34              301
     567      Long Island University                                   3.75        10/01/2005           12.42              431
      97      Louisiana State University                               3.50        07/01/2002           10.50               86
     400      Louisiana State University                               3.50        04/01/2002           11.10              357
      12      Louisiana Tech University                                3.50        04/01/2000           12.72               11
      45      Loyola University - Mundelein Branch                     3.125       10/01/2000           12.70               41
              ---------- M ---------
     395      McKendree College                                        3.00        04/01/2007           13.07              277
     717      Michigan State University                                3.00        05/01/2020           10.96              381
   1,338      Middlebury College                                       3.00        04/01/2018           12.87              707
      27      Midland Lutheran College                                 3.50        04/01/2001           13.41               24
     217      Mississippi State University                             3.50        12/01/2001           10.82              197
      90      Mississippi Valley State                                 3.00        07/01/2008           11.89               62
     508      Missouri Southern State College                          3.00        12/01/2008           10.56              361
     282      Missouri Western State College                           3.00        10/01/2008           11.77              193
     377      Montclair State College                                  3.00        07/01/2008           11.32              260
     285      Monterey Peninsula College                               3.00        10/01/2018           11.95              143
     109      Montreat-Anderson College                                3.00        12/01/2019           12.19               53
      89      Moravian College                                         3.00        11/01/2000           12.67               81
      56      Morehouse College                                        3.375       07/01/2001           10.57               50
     904      Morris College                                           3.00        11/01/2013           12.42              512
              ---------- N ---------
     377      New England College                                      3.625       10/01/2013           12.37              226
     990      New England College                                      3.00        04/01/2019           12.96              476

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1999

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                           Stated                           Internal        Amortized
 Principal                                                           Interest       Maturity           Rate of        Cost (Notes
  Balance                         Description                         Rate %          Date             Return %         1 and 2)
-----------   -------------------------------------------          -----------     ----------          --------       -----------
    $895      North Carolina State University                          3.00        09/01/2006            8.02             $740
      23      Northeastern University                                  3.00        11/01/1999           13.10               23
              ---------- O ---------
      57      Occidental College                                       3.50        10/01/2001           12.62               50
   2,019      Old Dominion University                                  3.00        06/01/2013           11.70            1,177
     102      Ouachita Baptist University                              3.375       12/01/2002           11.63               87
              ---------- P ---------
      29      Pacific University                                       3.50        10/01/2001           12.66               26
      11      Pan American University                                  3.50        10/01/2000           11.00               10
      66      Providence Hospital                                      3.375       01/01/2002           11.33               58
     300      Purdue University                                        3.50        07/01/2001           10.26              269
              ---------- R ---------
     219      Riverside Hospital                                       3.00        04/01/2007           13.09              155
     648      Rivier College                                           3.625       04/01/2014           12.78              380
              ---------- S ---------
     395      San Diego State University                               3.00        11/01/2021           11.93              190
     810      San Francisco State University                           3.00        11/01/2021           11.93              384
   1,112      Sarah Lawrence College                                   3.00        11/01/2021           12.64              517
     238      Scripps College                                          3.00        10/01/2005           12.51              178
      72      Simpson College                                          3.375       07/01/2001           12.18               63
       6      South Dakota State University                            3.125       04/01/2000           12.76                6
   1,435      South Dakota State University                            3.00        04/01/2016           12.31              783
   1,045      Southeast Missouri State                                 3.50        04/01/2005           12.32              821
     196      Southern Arkansas University                             3.75        10/01/2004           11.76              158
      16      Southern Nazarene University                             3.125       04/01/2000           13.60               15
      24      Spring Arbor College                                     3.00        11/01/2000           12.67               22
     161      Springfield College                                      3.00        05/01/2011           12.59               99
      41      St. Augustine's College                                  3.00        11/01/2001           12.61               36
     196      St. Edward's University                                  3.625       04/01/2013           12.80              118
     165      St. Francis College                                      3.50        05/01/2001           12.88              150
     255      St. Mary's University of San Antonio                     3.75        11/01/2002           12.47              217
     190      St. Michael's College                                    3.00        04/01/2008           13.06              132
     236      Stanford University                                      3.125       04/01/2002            9.82              216
     921      Stanford University                                      3.00        05/01/2024           10.40              470
      34      Stetson University                                       3.50        09/01/2001           12.48               31
      30      Stillman College                                         3.00        02/01/2007           13.24               21
   2,871      Suomi College (A)                                        3.00        08/01/2014           12.70              804
     140      Susquehanna University                                   3.00        11/01/2006           12.44              101
     390      Susquehanna University                                   3.625       11/01/2014           12.32              225
     135      Swarthmore College                                       3.00        11/01/2013           12.30               77

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1999

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                           Stated                           Internal        Amortized
 Principal                                                           Interest       Maturity           Rate of        Cost (Notes
  Balance                         Description                         Rate %          Date             Return %         1 and 2)
-----------   -------------------------------------------          -----------     ----------          --------       -----------
              ---------- T ---------
    $585      Taylor University                                        3.00        10/01/2010           12.45             $364
     468      Temple University                                        3.375       11/01/2014           11.99              276
     271      Texas College                                            3.00        04/01/2007           13.09              191
     673      Texas Tech University                                    3.625       03/01/2013           10.80              442
   4,744      Texas Tech University                                 3.375-3.50     03/01/2012           10.83            3,163
     124      Tougaloo College                                         3.00        06/01/2021           12.44               56
     556      Tufts University                                         3.625       10/01/2004           12.47              440
              ---------- U ---------
   1,806      University of Alabama                                    3.00        05/01/2021           12.27              868
      51      University of Alaska                                     3.125       04/01/2001           12.63               47
     166      University of Arkansas at Monticello                     3.625       04/01/2004           12.40              136
      27      University of Chicago                                    3.50        12/01/2001           11.63               24
     928      University of Florida                                    3.00        01/01/2005           12.51              717
     895      University of Hawaii at Manoa                            3.00        10/01/2006           11.76              654
   1,082      University of Missouri at Columbia                       3.625       05/01/2004           11.63              905
      66      University of Missouri at Rolla                          3.50        05/01/2003           11.68               57
     245      University of Montevallo                                 3.00        05/01/2023           12.30              112
     133      University of Nebraska                                   3.00        07/01/2013           10.59               84
     234      University of North Carolina                             3.50        07/01/2002           10.60              202
   1,375      University of North Carolina                             3.00        01/01/2018           11.49              741
   1,710      University of Notre Dame                                 3.00        04/01/2018           12.95              843
     280      University of Portland                                   3.00        04/01/2013           12.95              159
     314      University of Rochester                                  3.375       10/01/2002           10.77              277
     965      University of Rochester                                  3.00        10/01/2006           10.92              724
     858      University of South Dakota                               3.625       10/01/2013           11.74              526
   2,105      University of South Florida                              3.00        07/01/2013           11.97            1,212
     280      University of Steubenville                               3.375       04/01/2012           12.88              169
     323      University of Steubenville                               3.00        04/01/2017           12.96              163
   2,756      University of Vermont                                    3.00        10/01/2019           12.19            1,365
      50      University of Washington                                 3.50        08/01/2000           11.06               46
     475      Utah State University                                    3.50        04/01/2002           11.76              421
              ---------- V ---------
     889      Vanderbilt University                                    3.00        08/01/2005           10.69              691
     687      Vanderbilt University                                    3.00        06/30/2009           10.39              485
              ---------- W ---------
     320      West Virginia Wesleyan College                           3.50        05/01/2002           13.43              276
      90      Western Carolina University                              3.75        11/01/2001           11.67               80
   1,300      Western Maryland College                                 3.00        11/01/2016           12.44              676
     160      Western Washington University                            3.00        10/01/2007           11.16              117
      27      Whittier College                                         3.50        04/01/2001           13.53               26

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1999

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                           Stated                           Internal        Amortized
 Principal                                                           Interest       Maturity           Rate of        Cost (Notes
  Balance                         Description                         Rate %          Date             Return %         1 and 2)
-----------   -------------------------------------------          -----------     ----------          --------       -----------
              ---------- X ---------
    $540      Xavier University                                        3.00        10/01/2017           12.54             $268
                                                                                                                       -------
--------
  83,091      Total College and University Loans                                                                        51,826
--------

              Allowance for Loan Losses                                                                                  1,125
                                                                                                                       -------

              Net Loans of the Trust                                                                                    50,701
                                                                                                                       -------


              INVESTMENT AGREEMENTS (25.8%)

   2,600      FNMA #787 Liquidity Fund                                 8.00        12/01/2014            8.00            2,600
  15,030      FNMA #786 Revenue Fund                                   5.00        12/01/2014            5.00           15,030
--------                                                                                                               -------
  17,630      Total Investment Agreements                                                                               17,630
--------                                                                                                               -------
$100,721      Total Investments (100.0%)                                                                               $68,331
========                                                                                                               =======

(A) This institution has been placed on nonaccrual status as more fully described in Note 6.


   The accompanying notes are an integral part of these financial statements.